Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000218403 | 071734107 | Bausch Health Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218403 | G4474Y214 | Janus Henderson Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218403 | 513272104 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218403 | 015857105 | Algonquin Power & Utilities Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218403 | G491BT108 | Invesco Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218403 | 76131D103 | Restaurant Brands International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218403 | 753422104 | Rapid7, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218403 | 34965K107 | Fortrea Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218403 | 44267T102 | Howard Hughes Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000218403 | 45781M101 | Innoviva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218403 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218403 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218403 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000218403 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000218403 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000218403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000218403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000218403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000218403 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000218404 | 110122108 | Bristol-Myers Squibb Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000218404 | 72147K108 | Pilgrim's Pride Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218404 | 88076W103 | Teradata Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218404 | 65336K103 | Nexstar Media Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000218404 | 20030N101 | Comcast Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 571903202 | Marriott International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 47233W109 | Jefferies Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 894164102 | Travel + Leisure Company
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | 504922105 | Labcorp Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000218404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000218404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000218404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000218404 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000218404 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000218404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000218404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000218404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000218404 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000200720 | 30161Q104 | Exelixis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000200720 | 09581B103 | Blue Owl Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200720 | 37045V100 | General Motors Company
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 87165B103 | Synchrony Financial
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 337738108 | Fiserv, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 91529Y106 | Unum Group
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | 03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000200720 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200720 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200720 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000200720 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200720 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000200720 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200720 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000200720 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200720 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000200720 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000200720 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000228396 | United States Treasury Bill, 4.05, 2024-11-07
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000228396 | United States Treasury Note, 1.5, 2025-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228396 | Veritas US, Inc., 7.5, 2025-09-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | DISH DBS Corporation, 5.25, 2026-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | DISH DBS Corporation, 5.75, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | DISH DBS Corporation, 5.875, 2024-11-15
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Tenneco, Inc., 8, 2028-11-17
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Bausch Health Companies, Inc., 5.5, 2025-11-01
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Condor Merger Sub, Inc., 7.375, 2030-02-15
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Cloud Software Group, Inc., 9, 2029-09-30
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228396 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000228396 | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000228396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000228396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228396 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000228396 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	55.70%
C000228396 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	44.30%
C000218405 | 78464A300 | SPDR S&P 600 Small Cap Value ETF, N
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000218405 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C000218405 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000218405 | 78464A201 | SPDR S&P 600 Small Cap Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000218405 | 78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218405 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000218405 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%